Subsequent Events (Details) - USD ($)									1 Months Ended							3 Months Ended
	Nov. 13, 2019	Nov. 07, 2019	Nov. 05, 2019	Oct. 15, 2019	Oct. 14, 2019	Oct. 10, 2019	Oct. 08, 2019	Oct. 03, 2019	Oct. 31, 2019	Oct. 30, 2019	Oct. 28, 2019	Oct. 24, 2019	Oct. 22, 2019	Oct. 21, 2019	Oct. 17, 2019	Sep. 30, 2019	Nov. 14, 2019	Jun. 30, 2019
Subsequent Event [Line Items]
Debt conversion convertible note amount																$ 149,374
Shares issued for services amount																$ 1,203,300
Shares issued for services																475,000
Convertible Notes Payable																$ 3,139,676		$ 2,876,950
Interest rate																5.50%		6.00%
Maturity date																Dec. 31, 2019
Preferred stock shares authorized																200,000,000		200,000,000
Three convertible notes [Member]
Subsequent Event [Line Items]
Convertible Notes Payable																$ 782,306
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercised						46,170					37,500				500,000
Common shares issued for stock purchase agreement													1,350,000
Maturity date	Nov. 13, 2021
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock shares authorized																	1,000,000
Percentage of non-voting, and convertible shares into all outstanding shares of common stock																	20.00%
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock shares authorized																	500,000
Investment value of shares																	$ 500,000
Subsequent Event [Member] | Stockholder [Member] | Two year convertible note payable [Member]
Subsequent Event [Line Items]
Convertible Notes Payable		$ 1,000,000
Interest rate		6.00%
Maturity date		Nov. 07, 2021
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Convertible Notes Payable	$ 200,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible Notes Payable	$ 400,000
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Debt conversion convertible note amount			$ 20,000	$ 80,000	$ 15,125			$ 76,000	$ 40,714	$ 33,000		$ 57,072		$ 112,000
Debt conversion convertible note shares issued			100,000	100,000	55,000			100,000	107,143	75,000		121,429		200,000
Subsequent Event [Member] | Investor [Member] | Transaction One [Member]
Subsequent Event [Line Items]
Debt conversion convertible note amount			$ 36,574											$ 83,875
Debt conversion convertible note shares issued			182,869											75,000
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Shares issued for services amount							$ 15,000						$ 9,603		$ 30,000
Shares issued for services							455,000						16,557		50,000